SHARE- BASED COMPENSATION (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares yr $ / shares	Dec. 31, 2017 USD ($) shares yr $ / shares	Dec. 31, 2016 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option and incentive plans description	Evogene Share Option Plan (2002), the Evogene Ltd. Key Employee Share Incentive Plan, 2003, and the Evogene Ltd. 2013 Share Option Plan.
Maturity for share option and incentive plans	10
Weighted average outstanding remaining contractual term of options | yr	5.81	6.69
Weighted average fair value of options granted | $ / shares	$ 0.95	$ 1.72
Employees, Directors and Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | shares	555,000	1,537,250	377,500
Fair value of options granted | $	$ 536	$ 2,182	$ 924